UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23979
American Funds U.S. Small and Mid Cap Equity Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class A
| SMDEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hyp
o
thetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class C
| SMDGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 39	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nform
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class T
| SMDHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypoth
eti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of n
et ass
ets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-1
| SMDJX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(pe
rcen
t of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-2
| SMDKX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
en
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by
secto
r
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-3
| SMDNX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional infor
matio
n
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-A
| CMDDX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical
$
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nform
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-C
| CMDHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 42	0.81% *
*Annualized.
Key fund sta
tist
ics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-E
| CMDJX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hy
poth
etical $10,000 investme
nt
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-T
| CMDKX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
e
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 42	0.81% *
*Annualized.
Key fund sta
tis
tics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(p
erc
ent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-1
| CMDLX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 42	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-2
| CMDNX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-3
| CMDOX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $1
0
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-1
| RMDDX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net as
se
ts)
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-2
| RMDEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on
a h
ypothetical $1
0
,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-2E
| RMDGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a
hypothetical
$
1
0,000 i
n
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will
typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-3
| RMDHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(ba
se
d on a
hypothetical
$
10,000
inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-4
| RMDJX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a
hy
poth
e
tical $10
,0
00
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most sh
a
reholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-5E
| RMDKX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $
10
,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net a
ss
ets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-5
| RMDLX
for the
six
months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-210-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-6
| RMDMX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/SMID-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%
Portfolio holdings by
sector

(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-210-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® U.S. Small and Mid Cap Equity Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2026
Lit. No. MFGEFP2-210-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Common stocks 96.73%	Shares	Value (000)
Industrials 19.17%
Comfort Systems USA, Inc.	4,827	$6,900
Bloom Energy Corp., Class A (a)	32,533	5,064
XPO, Inc. (a)	20,749	4,367
AGCO Corp.	29,606	4,041
Karman Holdings, Inc. (a)	45,456	4,005
Core & Main, Inc., Class A (a)	70,832	3,836
Crane Co.	18,365	3,683
ATI, Inc. (a)	21,503	3,518
FTAI Aviation, Ltd.	10,756	3,289
United Rentals, Inc.	3,618	3,039
APi Group Corp. (a)	63,539	2,825
Ingersoll-Rand, Inc.	29,779	2,803
CSX Corp.	55,081	2,351
Copart, Inc. (a)	57,837	2,203
Generac Holdings, Inc. (a)	9,434	2,126
PACCAR, Inc.	15,893	2,004
Alaska Air Group, Inc. (a)	38,807	2,002
The Toro Co.	18,855	1,864
Applied Industrial Technologies, Inc.	6,432	1,818
VSE Corp.	7,429	1,687
L3Harris Technologies, Inc.	4,033	1,470
CSW Industrials, Inc.	4,977	1,465
AMETEK, Inc.	5,623	1,345
HEICO Corp.	3,788	1,210
Builders FirstSource, Inc. (a)	11,494	1,199
Fluor Corp. (a)	16,296	853
SiteOne Landscape Supply, Inc. (a)	5,891	842
United Parcel Service, Inc., Class B	5,949	690
Sunrun, Inc. (a)	47,904	635
Robert Half, Inc.	24,153	590
EquipmentShare.com, Inc., Class A (a)	19,200	557
		74,281

Financials 16.94%
Brown & Brown, Inc.	99,023	7,112
RenaissanceRe Holdings, Ltd.	23,234	7,027
Capital One Financial Corp.	28,392	5,555
Victory Capital Holdings, Inc., Class A (b)	51,752	3,580
WEX, Inc. (a)	23,694	3,535
KeyCorp	166,392	3,451
Fifth Third Bancorp	65,324	3,232
Tradeweb Markets, Inc., Class A	23,914	2,948
StepStone Group, Inc., Class A	61,831	2,667
LPL Financial Holdings, Inc.	8,769	2,634
Fiserv, Inc. (a)	38,841	2,420
GQG Partners, Inc. (CDI)	1,759,937	2,298
Kinsale Capital Group, Inc.	5,823	2,269
Principal Financial Group, Inc.	21,281	2,031
Affirm Holdings, Inc., Class A (a)	40,029	1,881
Essent Group, Ltd.	30,044	1,828
Ameriprise Financial, Inc.	3,332	1,567
TPG, Inc., Class A	33,665	1,462
Ally Financial, Inc.	36,899	1,455
Arthur J. Gallagher & Co.	6,315	1,441
Artisan Partners Asset Management, Inc., Class A	35,412	1,426
Hamilton Lane, Inc., Class A	11,114	1,166
Aon PLC, Class A	2,755	924
Citizens Financial Group, Inc.	8,788	529
Accelerant Holdings, Class A (a)	41,726	492
Figure Technology Solutions, Inc. (a)(b)	18,440	466
Blue Owl Capital, Inc., Class A	21,067	222
		65,618

1	American Funds U.S. Small and Mid Cap Equity Fund

Common stocks (continued)	Shares	Value (000)

Consumer discretionary 15.00%
Vail Resorts, Inc. (b)	54,224	$7,364
LKQ Corp.	199,203	6,596
YUM! Brands, Inc.	34,553	5,810
Aptiv Holdings, Ltd. (a)	47,417	3,487
Texas Roadhouse, Inc.	18,500	3,383
Five Below, Inc. (a)	15,017	3,357
General Motors Co.	38,412	3,023
Hilton Worldwide Holdings, Inc.	9,073	2,829
Covista, Inc. (a)	25,801	2,529
Chipotle Mexican Grill, Inc. (a)	56,397	2,099
TopBuild Corp. (a)	4,346	1,948
CAVA Group, Inc. (a)(b)	22,818	1,882
Wingstop, Inc.	7,171	1,861
D.R. Horton, Inc.	10,458	1,677
Toll Brothers, Inc.	8,580	1,349
Darden Restaurants, Inc.	5,991	1,281
Royal Caribbean Cruises, Ltd.	3,801	1,182
Cavco Industries, Inc. (a)	1,878	1,084
AutoZone, Inc. (a)	278	1,044
SharkNinja, Inc. (a)	8,390	1,031
Polaris, Inc.	15,065	915
Brinker International, Inc. (a)	6,157	913
Chewy, Inc., Class A (a)	30,320	831
Bright Horizons Family Solutions, Inc. (a)	8,210	612
Flutter Entertainment PLC (a)	215	23
		58,110

Information technology 12.05%
Keysight Technologies, Inc. (a)	17,589	5,406
Ciena Corp. (a)	13,800	4,812
Ingram Micro Holding Corp.	225,104	4,657
Fabrinet, non-registered shares (a)	8,410	4,589
Lumentum Holdings, Inc. (a)	5,826	4,083
Procore Technologies, Inc. (a)	62,784	3,456
Flex, Ltd. (a)	46,138	2,908
Cloudflare, Inc., Class A (a)	14,211	2,447
MongoDB, Inc., Class A (a)	6,149	2,020
GPGI, Inc., Class A	54,548	1,225
GPGI, Inc., Class A (c)	25,305	568
Fair Isaac Corp. (a)	1,085	1,529
TTM Technologies, Inc. (a)	11,969	1,248
Q2 Holdings, Inc. (a)	25,000	1,203
Hewlett Packard Enterprise Co.	50,074	1,075
Figma, Inc. (a)(b)	35,422	1,041
CoreWeave, Inc., Class A (a)	10,926	869
Datadog, Inc., Class A (a)	7,606	852
Impinj, Inc. (a)	6,600	809
Snowflake, Inc. (a)	4,053	682
EPAM Systems, Inc. (a)	4,662	657
RingCentral, Inc., Class A	11,063	403
Via Transportation, Inc., Class A (a)	8,012	138
		46,677

Health care 10.41%
Align Technology, Inc. (a)	25,558	4,859
Ionis Pharmaceuticals, Inc. (a)	56,370	4,574
Illumina, Inc. (a)	18,622	2,504
Medline, Inc., Class A (a)	51,075	2,427
Humana, Inc.	12,000	2,286
Cooper Cos., Inc. (a)	23,813	1,992
Veeva Systems, Inc., Class A (a)	9,909	1,803
Generate Biomedicines, Inc. (a)	142,957	1,785
Halozyme Therapeutics, Inc. (a)	23,863	1,659
Bio-Techne Corp.	27,000	1,593
Centessa Pharmaceuticals PLC (ADR) (a)	52,339	1,406

American Funds U.S. Small and Mid Cap Equity Fund	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Penumbra, Inc. (a)	4,007	$1,380
Alignment Healthcare, Inc. (a)	65,551	1,260
Tenet Healthcare Corp. (a)	5,158	1,235
NewAmsterdam Pharma Co. NV (a)	34,403	1,220
Natera, Inc. (a)	5,781	1,203
Elanco Animal Health, Inc. (a)	42,605	1,125
Regeneron Pharmaceuticals, Inc.	1,299	1,015
Alnylam Pharmaceuticals, Inc. (a)	2,961	986
IQVIA Holdings, Inc. (a)	5,103	912
Krystal Biotech, Inc. (a)	3,087	851
IDEXX Laboratories, Inc. (a)	1,239	814
Doximity, Inc., Class A (a)	30,866	757
Zimmer Biomet Holdings, Inc.	6,900	679
		40,325

Consumer staples 6.66%
US Foods Holding Corp. (a)	102,606	9,913
Monster Beverage Corp. (a)	58,181	4,963
e.l.f. Beauty, Inc. (a)	52,126	4,798
Caseys General Stores, Inc.	3,973	2,724
Estee Lauder Cos., Inc. (The), Class A	10,375	1,136
Constellation Brands, Inc., Class A	6,086	961
Maplebear, Inc. (a)	23,727	890
The Campbell’s Co.	14,967	403
		25,788

Energy 4.38%
Diamondback Energy, Inc.	20,037	3,488
SLB, Ltd.	65,528	3,364
Baker Hughes Co., Class A	47,429	3,095
Expand Energy Corp.	26,632	2,874
Viper Energy, Inc., Class A	28,560	1,329
Permian Resources Corp., Class A	65,264	1,194
EOG Resources, Inc.	5,846	726
Matador Resources Co.	8,905	458
Northern Oil and Gas, Inc. (b)	16,251	448
		16,976

Materials 3.61%
Perpetua Resources Corp. (a)	81,309	2,997
Westlake Corp.	23,502	2,477
Corteva, Inc.	30,180	2,418
Element Solutions, Inc.	59,458	2,086
Royal Gold, Inc.	6,259	1,877
Louisiana-Pacific Corp.	19,000	1,610
USA Rare Earth, Inc., Class A (a)(c)	27,692	523
		13,988

Utilities 3.10%
Exelon Corp.	148,270	7,335
PG&E Corp.	122,681	2,331
NRG Energy, Inc.	11,104	1,987
FirstEnergy Corp.	7,303	374
		12,027

Communication services 2.77%
ROBLOX Corp., Class A (a)	50,356	3,457
New York Times Co., Class A	32,980	2,632
Charter Communications, Inc., Class A (a)	10,694	2,509
Live Nation Entertainment, Inc. (a)	12,901	2,092
Stubhub Holdings, Inc., Class A (a)(b)	4,423	42
		10,732

3	American Funds U.S. Small and Mid Cap Equity Fund

Common stocks (continued)	Shares	Value (000)

Real estate 2.64%
Simon Property Group, Inc. REIT	23,342	$4,758
Essex Property Trust, Inc. REIT	7,774	1,983
Crown Castle, Inc. REIT	17,416	1,560
Zillow Group, Inc., Class A (a)	30,000	1,344
Alexandria Real Estate Equities, Inc. REIT	10,463	565
		10,210
Total common stocks (cost: $351,397,000)		374,732
Short-term securities 5.83%
Money market investments 3.45%
Capital Group Central Cash Fund 3.65% (d)(e)	133,485	13,348

Money market investments purchased with collateral from securities on loan 2.38%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.59% (d)(f)	2,115,880	2,116
Capital Group Central Cash Fund 3.65% (d)(e)(f)	15,178	1,518
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (d)(f)	800,000	800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (d)(f)	800,000	800
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (d)(f)	800,000	800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (d)(f)	800,000	800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (d)(f)	800,000	800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (d)(f)	800,000	800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(f)	800,000	800
		9,234
Total short-term securities (cost: $22,582,000)		22,582
Total investment securities 102.56% (cost: $373,979,000)		397,314
Other assets less liabilities (2.56)%		(9,927)
Net assets 100.00%		$387,387
Investments in affiliates (e)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 3.84%
Money market investments 3.45%
Capital Group Central Cash Fund 3.65% (d)	$3,874	$262,941	$253,509	$42	$—	$13,348	$145
Money market investments purchased with collateral from securities on loan 0.39%
Capital Group Central Cash Fund 3.65% (d)(f)	480	1,038 (g)	—			1,518	— (h)
Total 3.84%				$42	$—	$14,866	$145
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$468	$568	0.15%
USA Rare Earth, Inc., Class A (a)	1/26/2026	596	523	0.13
Total		$1,064	$1,091	0.28%

American Funds U.S. Small and Mid Cap Equity Fund	4

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 2/28/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds U.S. Small and Mid Cap Equity Fund

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $9,278 of investment securities on loan):
Unaffiliated issuers (cost: $359,113)	$382,448
Affiliated issuers (cost: $14,866)	14,866	$397,314
Cash		72
Receivables for:
Sales of investments	1,236
Sales of fund’s shares	129
Services provided by related parties	23
Dividends	284
Securities lending income	4
Other	— *	1,676
		399,062
Liabilities:
Collateral for securities on loan		9,234
Payables for:
Purchases of investments	2,300
Investment advisory services	132
Services provided by related parties	9
Trustees’ deferred compensation	— *
Other	— *	2,441
Commitments and contingencies†
Net assets at February 28, 2026		$387,387
Net assets consist of:
Capital paid in on shares of beneficial interest		$360,851
Total distributable earnings (accumulated loss)		26,536
Net assets at February 28, 2026		$387,387
*
Amount less than one thousand.
†
Refer to Note 7 for further information on expense recoupment.
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	6

Financial statements (continued)
Statement of assets and liabilities at February 28, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (31,922 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$12	1	$12.13
Class C	12	1	12.13
Class T	12	1	12.13
Class F-1	12	1	12.13
Class F-2	12	1	12.13
Class F-3	12	1	12.14
Class 529-A	12	1	12.13
Class 529-C	12	1	12.13
Class 529-E	12	1	12.13
Class 529-T	13	1	12.13
Class 529-F-1	13	1	12.13
Class 529-F-2	12	1	12.13
Class 529-F-3	13	1	12.13
Class R-1	12	1	12.14
Class R-2	12	1	12.14
Class R-2E	12	1	12.14
Class R-3	12	1	12.14
Class R-4	12	1	12.14
Class R-5E	12	1	12.14
Class R-5	12	1	12.14
Class R-6	387,144	31,902	12.14

Refer to the notes to financial statements.

7	American Funds U.S. Small and Mid Cap Equity Fund

Financial statements (continued)
Statement of operations for the six months ended February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (includes $145 from affiliates)	$1,141
Securities lending income (net of fees)	17
Interest from unaffiliated issuers	2	$1,160
Fees and expenses*:
Investment advisory services	442
Transfer agent services	— †
Administrative services	29
529 plan services	— †
Reports to shareholders	3
Registration statement and prospectus	100
Trustees’ compensation	1
Auditing and legal	58
Custodian	1
Other	11
Total fees and expenses before waivers and/or reimbursements	645
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	145
Total fees and expenses after waivers and/or reimbursements		500
Net investment income		660
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,980
Affiliated issuers	42
Currency transactions	(3)	3,019
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	11,782	11,782
Net realized gain (loss) and unrealized appreciation (depreciation)		14,801
Net increase (decrease) in net assets resulting from operations		$15,461
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	For the period September 27, 2024† , to August 31,
	2026*	2025

Operations:
Net investment income	$660	$319
Net realized gain (loss)	3,019	(122)
Net unrealized appreciation (depreciation)	11,782	11,553
Net increase (decrease) in net assets resulting from operations	15,461	11,750
Distributions paid to shareholders	(616)	(57)
Net capital share transactions	233,452	127,397
Total increase (decrease) in net assets	248,297	139,090
Net assets:
Beginning of period	139,090	—
End of period	$387,387	$139,090
*
Unaudited.
†
Commencement of operations.
Refer to the notes to financial statements.

9	American Funds U.S. Small and Mid Cap Equity Fund

Notes to financial statementsunaudited
1. Organization

American Funds U.S. Small and Mid Cap Equity Fund (the "fund") was organized on May 1, 2024 as a Delaware statutory trust. The fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds U.S. Small and Mid Cap Equity Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund

11	American Funds U.S. Small and Mid Cap Equity Fund

Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of February 28, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds U.S. Small and Mid Cap Equity Fund	12

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

13	American Funds U.S. Small and Mid Cap Equity Fund

As of February 28, 2026, the total value of securities on loan was $9,278,000, and the total value of collateral received was $9,479,000. Collateral received includes cash of $9,234,000 and U.S. government securities of $245,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$260
Capital loss carryforward[1]	(102)
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$42,402
Gross unrealized depreciation on investments	(19,641)
Net unrealized appreciation (depreciation) on investments	22,761
Cost of investments	374,553

American Funds U.S. Small and Mid Cap Equity Fund	14

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28, 2026	For the period September 27, 2024[2] to August 31, 2025
Share class
Class A	$— [3]	$— [3]
Class C	— [3]	— [3]
Class T	— [3]	— [3]
Class F-1	— [3]	— [3]
Class F-2	— [3]	— [3]
Class F-3	— [3]	— [3]
Class 529-A	— [3]	— [3]
Class 529-C	— [3]	— [3]
Class 529-E	— [3]	— [3]
Class 529-T	— [3]	— [3]
Class 529-F-1	— [3]	— [3]
Class 529-F-2	— [3]	— [3]
Class 529-F-3	— [3]	— [3]
Class R-1	— [3]	— [3]
Class R-2	— [3]	— [3]
Class R-2E	— [3]	— [3]
Class R-3	— [3]	— [3]
Class R-4	— [3]	— [3]
Class R-5E	— [3]	— [3]
Class R-5	— [3]	— [3]
Class R-6	616	57
Total	$616	$57
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.450% of daily net assets. For the period September 27, 2024, commencement of operations, to February 28, 2026, the investment advisory services fees were $442,000, which were equivalent to an annualized rate of 0.450% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

15	American Funds U.S. Small and Mid Cap Equity Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2026, the 529 plan services fees were less than $1,000, which were equivalent to 0.064% of the average daily net assets of each 529 share class.

American Funds U.S. Small and Mid Cap Equity Fund	16

For the six months ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$— *	$— *	Not applicable
Class C	—	— *	— *	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	—	— *	— *	Not applicable
Class F-2	Not applicable	— *	— *	Not applicable
Class F-3	Not applicable	—	— *	Not applicable
Class 529-A	—	— *	— *	$— *
Class 529-C	—	— *	— *	— *
Class 529-E	—	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	— *	— *	— *
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	—	— *	— *	Not applicable
Class R-2	—	— *	— *	Not applicable
Class R-2E	—	— *	— *	Not applicable
Class R-3	—	— *	— *	Not applicable
Class R-4	—	— *	— *	Not applicable
Class R-5E	Not applicable	— *	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	—	29	Not applicable

Total class-specific expenses	$—	$— *	$29	$— *
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the period September 27, 2024, commencement of operations, to February 28, 2026, total fees and expenses reimbursed by CRMC were $145,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred), if any.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the period September 27, 2024, commencement of operations, to February 28, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.

17	American Funds U.S. Small and Mid Cap Equity Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2026
Class A	$—	—	$—	—	$—	—	$—	—
Class C	—	—	—	—	—	—	—	—
Class T	—	—	—	—	—	—	—	—
Class F-1	—	—	—	—	—	—	—	—
Class F-2	—	—	—	—	—	—	—	—
Class F-3	—	—	—	—	—	—	—	—
Class 529-A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-C	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-E	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	— [2]	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class R-1	—	—	—	—	—	—	—	—
Class R-2	—	—	—	—	—	—	—	—
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	—	—	—	—	—	—	—	—
Class R-4	—	—	—	—	—	—	—	—
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	—	—	—	—	—	—	—	—
Class R-6	270,848	22,671	504	44	(37,900)	(3,263)	233,452	19,452
Total net increase (decrease)	$270,848	22,671	$504	44	$(37,900)	(3,263)	$233,452	19,452
Refer to the end of the table(s) for footnote(s).

American Funds U.S. Small and Mid Cap Equity Fund	18

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 27, 2024[3] to August 31, 2025
Class A	$10	1	$—	—	$—	—	$10	1
Class C	10	1	—	—	—	—	10	1
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	10	1	—	—	—	—	10	1
Class F-3	10	1	—	—	—	—	10	1
Class 529-A	10	1	— [2]	— [2]	—	—	10	1
Class 529-C	10	1	— [2]	— [2]	—	—	10	1
Class 529-E	10	1	— [2]	— [2]	—	—	10	1
Class 529-T	10	1	— [2]	— [2]	—	—	10	1
Class 529-F-1	10	1	— [2]	— [2]	—	—	10	1
Class 529-F-2	12	1	— [2]	— [2]	(3)	— [2]	9	1
Class 529-F-3	10	1	— [2]	— [2]	—	—	10	1
Class R-1	10	1	—	—	—	—	10	1
Class R-2	10	1	—	—	—	—	10	1
Class R-2E	10	1	—	—	—	—	10	1
Class R-3	10	1	—	—	—	—	10	1
Class R-4	10	1	—	—	—	—	10	1
Class R-5E	10	1	—	—	—	—	10	1
Class R-5	10	1	—	—	—	—	10	1
Class R-6	129,383	12,652	—	—	(2,185)	(202)	127,198	12,450
Total net increase (decrease)	$129,585	12,672	$— [2]	— [2]	$(2,188)	(202)	$127,397	12,470
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $286,772,000 and $61,877,000, respectively, during the period September 27, 2024, commencement of operations, to February 28, 2026.
11. Ownership concentration

At February 28, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were Target Date 2050 Fund, College 2039 Fund and Target Date 2055 Fund, with aggregate ownership of the fund’s outstanding shares of 19%, 16% and 13%, respectively. CRMC is the investment adviser to the target date retirement funds.

19	American Funds U.S. Small and Mid Cap Equity Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6,7]	$11.13	$.03	$.99	$1.02	$(.02 )	$—	$(.02 )	$12.13	9.26%[8,9]	$— [10]	.92%[9,11]	.75%[9,11]	.49%[9,11]
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [8,9]	— [10]	1.18 [9,11]	.81 [9,11]	.43 [9,11]
Class C:
2/28/2026[5,6,7]	11.13	.03	.99	1.02	(.02 )	—	(.02 )	12.13	9.26 [8,9]	— [10]	.92 [9,11]	.75 [9,11]	.49 [9,11]
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [8,9]	— [10]	1.18 [9,11]	.81 [9,11]	.42 [9,11]
Class T:
2/28/2026[5,6,7]	11.13	.03	.99	1.02	(.02 )	—	(.02 )	12.13	9.26 [8,9]	— [10]	.92 [9,11]	.75 [9,11]	.49 [9,11]
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.49 [8,9]	— [10]	1.16 [9,11]	.79 [9,11]	.44 [9,11]
Class F-1:
2/28/2026[5,6,7]	11.13	.03	.99	1.02	(.02 )	—	(.02 )	12.13	9.29 [8,9]	— [10]	.92 [9,11]	.74 [9,11]	.50 [9,11]
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [8,9]	— [10]	1.16 [9,11]	.79 [9,11]	.44 [9,11]
Class F-2:
2/28/2026[5,6,7]	11.13	.03	.99	1.02	(.02 )	—	(.02 )	12.13	9.26 [8]	— [10]	.92 [11]	.75 [11]	.49 [11]
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [8]	— [10]	1.18 [11]	.81 [11]	.43 [11]
Class F-3:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.43 [8]	— [10]	.68 [11]	.51 [11]	.74 [11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.75 [8]	— [10]	.89 [11]	.52 [11]	.71 [11]
Class 529-A:
2/28/2026[5,6,7]	11.13	.02	.99	1.01	(.01 )	—	(.01 )	12.13	9.21 [8,9]	— [10]	.99 [9,11]	.81 [9,11]	.43 [9,11]
8/31/2025[5,6]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [8,9]	— [10]	1.24 [9,11]	.87 [9,11]	.37 [9,11]
Refer to the end of the table(s) for footnote(s).

American Funds U.S. Small and Mid Cap Equity Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2026[5,6,7]	$11.13	$.02	$.99	$1.01	$(.01 )	$—	$(.01 )	$12.13	9.20%[8,9]	$— [10]	.99%[9,11]	.81%[9,11]	.43%[9,11]
8/31/2025[5,6]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [8,9]	— [10]	1.24 [9,11]	.87 [9,11]	.37 [9,11]
Class 529-E:
2/28/2026[5,6,7]	11.13	.02	.99	1.01	(.01 )	—	(.01 )	12.13	9.20 [8,9]	— [10]	.99 [9,11]	.81 [9,11]	.43 [9,11]
8/31/2025[5,6]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [8,9]	— [10]	1.24 [9,11]	.87 [9,11]	.37 [9,11]
Class 529-T:
2/28/2026[5,6,7]	11.13	.02	.99	1.01	(.01 )	—	(.01 )	12.13	9.20 [8,9]	— [10]	.99 [9,11]	.81 [9,11]	.43 [9,11]
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [8,9]	— [10]	1.22 [9,11]	.85 [9,11]	.38 [9,11]
Class 529-F-1:
2/28/2026[5,6,7]	11.13	.02	1.00	1.02	(.02 )	—	(.02 )	12.13	9.23 [8,9]	— [10]	.98 [9,11]	.80 [9,11]	.44 [9,11]
8/31/2025[5,6]	10.00	.04	1.10	1.14	(.01 )	—	(.01 )	11.13	11.45 [8,9]	— [10]	1.22 [9,11]	.85 [9,11]	.39 [9,11]
Class 529-F-2:
2/28/2026[5,6,7]	11.13	.02	.99	1.01	(.01 )	—	(.01 )	12.13	9.18 [8]	— [10]	.99 [11]	.82 [11]	.42 [11]
8/31/2025[5,6]	10.00	.04	1.10	1.14	(.01 )	—	(.01 )	11.13	11.45 [8]	— [10]	1.27 [11]	.86 [11]	.39 [11]
Class 529-F-3:
2/28/2026[5,6,7]	11.15	.04	.98	1.02	(.04 )	—	(.04 )	12.13	9.38 [8]	— [10]	.75 [11]	.57 [11]	.67 [11]
8/31/2025[5,6]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.73 [8]	— [10]	.95 [11]	.58 [11]	.66 [11]
Class R-1:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.42 [8,9]	— [10]	.70 [9,11]	.52 [9,11]	.72 [9,11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [8,9]	— [10]	.90 [9,11]	.54 [9,11]	.70 [9,11]
Refer to the end of the table(s) for footnote(s).

21	American Funds U.S. Small and Mid Cap Equity Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2026[5,6,7]	$11.15	$.04	$1.00	$1.04	$(.05 )	$—	$(.05 )	$12.14	9.44%[8,9]	$— [10]	.68%[9,11]	.51%[9,11]	.74%[9,11]
8/31/2025[5,6]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.67 [8,9]	— [10]	.96 [9,11]	.59 [9,11]	.65 [9,11]
Class R-2E:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.44 [8,9]	— [10]	.68 [9,11]	.51 [9,11]	.74 [9,11]
8/31/2025[5,6]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.71 [8,9]	— [10]	.92 [9,11]	.55 [9,11]	.68 [9,11]
Class R-3:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.44 [8,9]	— [10]	.70 [9,11]	.52 [9,11]	.72 [9,11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.73 [8,9]	— [10]	.90 [9,11]	.53 [9,11]	.70 [9,11]
Class R-4:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.43 [8,9]	— [10]	.70 [9,11]	.52 [9,11]	.72 [9,11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [8,9]	— [10]	.90 [9,11]	.53 [9,11]	.70 [9,11]
Class R-5E:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.44 [8]	— [10]	.70 [11]	.52 [11]	.72 [11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.73 [8]	— [10]	.90 [11]	.53 [11]	.70 [11]
Class R-5:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.42 [8]	— [10]	.70 [11]	.52 [11]	.72 [11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [8]	— [10]	.90 [11]	.53 [11]	.70 [11]
Class R-6:
2/28/2026[5,6,7]	11.15	.04	1.00	1.04	(.05 )	—	(.05 )	12.14	9.45 [8]	387	.66 [11]	.51 [11]	.67 [11]
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.75 [8]	139	1.12 [11]	.51 [11]	.70 [11]

	Six months ended February 28, 2026[5,6,7,8,13]	Period ended August 31, 2025[5,6,8]
Portfolio turnover rate for all share classes[12]	31%	28%

[1]	Based on average units outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period 9/27/2024, commencement of operations, through 8/31/2025.
[7]	Unaudited.
[8]	Not annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Annualized.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds
[13]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	22

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

23	American Funds U.S. Small and Mid Cap Equity Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefitted and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds, (including funds that are currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been sufficient for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds U.S. Small and Mid Cap Equity Fund	24

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

25	American Funds U.S. Small and Mid Cap Equity Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds U.S. Small and Mid Cap Equity Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: April 30, 2026